Derivatives - Narrative (Details) € in Millions, £ in Millions, $ in Millions	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | £	£ 325.0			£ 335.0
Derivative, fair value		$ 25.2			$ 4.7
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		$ 0.0	€ 0.0		5.0	€ 5.0
Derivative, fair value					$ 0.0